(ICON)

Prudential
Pacific
Growth
Fund, Inc.

ANNUAL
REPORT
Oct. 31, 1996

(LOGO)

Prudential Pacific Growth Fund, Inc.

Performance At A Glance.
It's been another disappointing 12 months for Pacific stocks. While smaller markets like Hong Kong performed well in the period, the Japanese stock market -- the Pacific region's largest by far -- declined substantially as
Japan's economic recovery faltered. Unfortunately, the Prudential Pacific
Growth Fund was heavily invested in Japan, and this resulted in our poor performance over the past 12 months. In fact, the Fund performed significantly below the average Pacific fund (as measured by Lipper Analytical Services), not only because of our holdings in Japan, but because we invested in small company stocks to take advantage of an economic expansion that didn't occur.
These stocks didn't perform as well as Japanese stocks in general.

Cumulative Total Returns1                              As of
10/31/96

                            One            Three
Since
                            Year           Years
Inception2
Class A                     2.0%            2.0%
64.4%
Class B                     1.4            -0.1
59.5
Class C                     1.4             N/A            -
5.9
Class Z                     N/A             N/A            -
4.1
Lipper Pacific Fund Avg3    5.1             8.0
60.9

Average Annual Total Returns1                           As
of 9/30/96

                            One            Three
Since
                            Year           Years
Inception2
Class A                     -3.4%            0.9%
11.7%
Class B                     -3.9             0.9
12.1
Class C                      0.1             N/A
-2.0

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Mutual Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 5% for Class A shares and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and 1% for six years, for Class B shares. Class C shares have a 1% CDSC for one year. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class Z shares have been in existence for less than one year. Class Z shares are not subject to any sales charge and are offered to a limited group of investors.

2Inception dates: 7/24/92 Class A and Class B; 8/1/94 Class
C; 3/1/96 Class Z.

3Lipper average returns are for 38 funds for one year, 18 funds for three years and 15 funds since inception of the Class A and Class B shares on 7/24/92.

How Investments Compared.
    (As of 10/31/96)
        (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk.
The greater the
risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Daniel J. Duane, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Pacific Growth Fund invests primarily in stocks of companies in the Pacific Basin. Because it invests outside the U.S., it is subject to the risks associated with foreign investing, including political, currency and social risks and illiquidity. There can be no assurance that the Fund will achieve its investment objective, which is long-term growth of capital.

Our Growth
Style.
As growth investors, we look for significant long-term economic, social and demographic change and then invest in companies that we think will benefit.

Strategy Session.
When investing in the Pacific, it's hard to ignore China and Japan. In fact, at the start of the period we thought Japan -- the world's second largest economy -- and China, with its population of 1.2 billion, offered the region's best growth prospects.

In Japan, we saw signs that the five-year economic slump was nearing an end, so we bought the kind of stocks that do well in a recovery.
We were more
cautious about China. But we thought we could benefit from China's rapid growth by investing in Hong Kong companies that already do substantial business there.

Japan's Recovery Starts...
Japan last year appeared poised to emerge from its longest slump in postwar history. With interest rates at record lows and the yen declining, we were optimistic because these are often harbingers of economic growth. As a result, we bought stocks in smaller companies, especially in service industries. These types of stocks typically do well in the early stages of recovery.

 ...Then Stops.
Unfortunately, Japan's short-lived recovery peaked early in 1996. Japanese consumers cut back on their spending, causing the economy to shrink in the second quarter. We didn't foresee a turnaround anytime soon, so we shifted into larger companies with strong international business. These multinationals rely heavily on revenues from abroad and therefore can better withstand a weak economy at home. Even so, as the economy weakened, the market fell 16% in the past six months, according to the Morgan Stanley Capital International World
Index (MSCI).

Hong Kong Surges.
As China rapidly modernizes, Hong Kong-based businesses will supply many of the goods and services needed by its 1.2 billion people. As a result, we almost doubled our holdings in Hong Kong stocks, to 31% of total investments (as of
October 31) from 16% a year ago. We bought these stocks at an opportune time -- after worries about Hong Kong's change of control from Britain to
China next summer had depressed prices. Fortunately for us, anxieties about the transition faded, and increasing confidence in Hong Kong's future drove stocks
28% higher over the period, as measured by the MSCI.

      Portfolio Breakdown.
  Expressed as a percentage of
total investments as of 10/31/96.
            (GRAPH)

What Went Well.
Hong Kong Traders.
Over the last 12 months, our Hong Kong stocks gained 28%, the best returns of any country in our Fund. We did especially well with trading companies like
Hutchison Whampoa and Wharf Holdings that do strong business related to China.
CITIC Pacific, the Fund's third largest holding as of October 31, not only operates toll roads, bridges and tunnels there, but also distributes consumer goods. In addition, our banking and property development stocks provided nice returns, fueled by a growing demand for housing by Hong Kong's young and growing population.

Five Largest
Holdings.
4.7%   Guoco Group
       Banking
4.3%   Mitsui Fudosan
       Property Investment
4.1%   CITIC Pacific
       Multi-Industry
3.8%   Sony
       Appliances &
       Household Durables
3.8%   HSBC Holdings
       Banking
Expressed as a percentage of total net assets as of 10/31/96.

And Not So Well.
Bad Timing.
Our timing was off in Japan. First, we misjudged the start of a consumer-driven economic recovery last year. As a result, our retail and capital goods stocks declined when growth faltered in the second quarter of 1996. Second, we didn't realize soon enough how weak the recovery was, so we were late in shifting out of these economically-sensitive stocks. In retrospect, we should have invested sooner in multinational companies with strong international business. These companies were some of Japan's strongest performers in the period.

Market Shifts.
Early in 1996, we were caught by surprise when rising interest rates in the
U.S. sparked rallies in emerging stock markets like Taiwan, India and
Indonesia. (These markets don't have as many interest rate-sensitive stocks -- such as real estate and banks -- as more established Pacific Basin markets, so they're hurt less when lending rates rise.) But by the third quarter, interest rates had leveled off and these markets shed many of their gains.

Singapore Housing
Woes.
We weren't successful in Singapore, where we had about 10% of the Fund's total investments as of October 31, about the same percentage as 12 months ago. We had invested in some property development and banking companies to profit from
Singapore's booming demand for private housing. We were caught off-guard in
May, however, when the government -- seeking to dampen inflationary pressures -- suddenly restricted banks' ability to finance mortgages. This hurt us because we were heavily invested in such financial services companies as Wing Tai Holdings and Overseas Union Bank, which declined sharply.

Looking Ahead.
After a strong first half, Pacific Basin stock markets stumbled in the last six months, especially in Japan. We think Japanese stocks will rebound if economic growth picks up. From our talks with company managements, we think consumer spending may already have bottomed, so growth could increase soon. In fact, our economists estimate that Japan's economy will grow by 3% in 1997. Once we see convincing evidence of a sustainable recovery, we'll probably shift into stocks that do best in the early stages of the business cycle. Elsewhere in the Pacific, we continue to like Hong Kong stocks and we're carefully looking at markets like The Philippines for attractive investments.

President's Letter                                  December
2, 1996
(PICTURE)

Dear Shareholder:
For many investors, 1996 may well be the second year of back-to-back, double-digit stock market returns. In late November, the Dow Jones Industrial
Average passed 6500 -- only weeks after breaking the 6000 mark in mid-October.
America's economic expansion is entering its sixth year and there seems little evidence of an end to the continued modest growth and low inflation we've enjoyed for the last several years.

This is good news. For most investors it's meant an increase in their share values for college funds, retirement nest eggs or other long-term financial goals. However, as you read your year-end account statements and make plans for
1997, it's important to remember that there never is a "sure thing" when it comes to investment returns. Stock and bond markets go down just as they go up.
(Did you notice the brief period of decline this past summer?) No one likes to see the value of their investments fall but such periods remind us we must keep our expectations realistic.

Regardless of the market's direction, a wise investor plans for tomorrow's needs today. Your Financial Advisor or Registered
Representative can help you:

- Review your portfolio and suggest strategies for 1997, such as diversifying across different types of investments. Financial markets seldom move in lockstep. By investing in a mix of stock and bond funds
(foreign & domestic)
  and money market funds you may be in a better position to achieve your long-term goals and to weather periods of uncertainty.

- See why annuities have become popular retirement planning tools. The choices are broader than ever. Our new Discovery SelectSM Variable
Annuity offers you
  many of the keys to successful retirement planning, including a personalized asset allocation program and a choice of 21 variable- or fixed-rate investment options offering a broad array of investment objectives and styles.

- Explain new retirement savings developments. For example, Congress has expanded the contribution limit on spousal IRAs. And don't forget, it's not too late for you to make a contribution to your IRA or open one for 1996. The
  IRS deadline is April 15, 1997, but it's best to act sooner.

Why not contact your Financial Advisor or Registered
Representative today? If
you are interested in Discovery SelectSM call for a prospectus, which contains more complete information. Read it carefully before you invest.

Sincerely,

Richard A. Redeker
President

P.S. Your 1997 Prudential IRA contribution may qualify you for a waiver of the annual custodial fee. Ask your financial representative for details.

Portfolio of Investments
as of October 31, 1996        PRUDENTIAL PACIFIC GROWTH
FUND, INC.
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
EQUITIES AND EQUIVALENTS--90.7%
COMMON STOCKS--89.5%
------------------------------------------------------------
Australia--9.3%
  646,900   Brambles Industries, Ltd.
               (Business & Public Services)        $
10,709,925
1,103,988   Coca Cola Amatil, Ltd.
               (Beverages & Tobacco)
15,172,839
3,508,100   Publishing & Broadcasting, Ltd.
               (Broadcasting & Publishing)
15,784,227
3,990,500   Sea World Property Trust, Ltd.
               (Leisure & Tourism)
4,235,797
                                                   ---------
----

45,902,788
------------------------------------------------------------
Hong Kong--28.0%
1,289,000   Cheung Kong Infrastructure(a)
               (Multi-Industry)
2,400,559
4,162,000   CITIC Pacific, Ltd.
               (Multi-Industry)
20,238,897
4,344,600   Guoco Group, Ltd.
               (Banking)
22,981,059
6,404,000   Hong Kong & Shanghai Hotels, Ltd.
               (Leisure & Tourism)
11,760,793
  905,204   HSBC Holdings, Plc.
               (Banking)
18,438,430
21,157,000  Hung Hing Printing Group, Ltd.
               (Forest Products & Paper)
5,677,656
1,906,000   Hutchison Whampoa, Ltd.
               (Multi-Industry)
13,311,089
1,466,700   Jardine Matheson Holdings, Ltd.
               (Multi-Industry)
8,286,855
3,027,000   New World Development Co., Ltd.
               (Property Development)
17,616,590
1,004,000   Television Broadcasts, Ltd.
               (Broadcasting & Publishing)
3,518,843
3,172,000   Wharf Holdings, Ltd.
               (Multi-Industry)
13,086,418
                                                   ---------
----

137,317,189
India--1.9%
   74,000   Bajaj Auto Ltd. (GDR)
               (Automobiles & Auto Parts)          $
2,368,000
  554,040   Tata Engineering & Locomotive Ltd.
               (GDR) (Automobiles & Trucks)
6,994,755
                                                   ---------
----

9,362,755
------------------------------------------------------------
Indonesia--1.4%
  230,300   PT Indonesia Satellite (ADR)
               (Utilities-Telephones)
6,937,787
------------------------------------------------------------
Japan--29.6%
  303,000   Alpine Electronics, Inc.
               (Electrical Equipment)
4,785,680
  639,000   Daibiru Corp.
               (Property Investment)
7,233,010
  506,000   Honda Motor Co., Ltd.
               (Automobiles & Auto Parts)
12,076,690
      400   Japan Associated Finance Co.
               (Financial Services)
32,887
  475,000   JGC Corp.
               (Construction)
5,001,536
   76,000   Keyence Corp.
               (Electronic Components &
               Instruments)
8,802,703
   49,000   Kokusai Denshin Denwa Co., Ltd.
               (Utilities-Telephones)
4,235,072
1,708,000   Mitsui Fudosan Co., Ltd.
               (Property Investment)
21,131,751
  118,200   Namco Ltd.
               (Recreation & Other Consumer
               Goods)
3,536,717
  282,000   Nichiei Construction Co., Ltd.
               (Property Development)
2,415,057
  781,000   Nichirei Corp.
               (Miscellaneous Industrial)
4,666,880
  899,000   Nippon Express Co., Ltd.
               (Transportation-Road & Rail)
7,296,758

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
3 -----

Portfolio of Investments
as of October 31, 1996        PRUDENTIAL PACIFIC GROWTH
FUND, INC.
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Japan--(cont'd.)
   51,800   Nippon Television Network
               (Broadcasting & Publishing)         $
14,999,342
  550,000   Nissan Chemical Industries
               (Chemicals)
3,238,275
  638,000   Nissan Motor Co., Ltd.
               (Automobiles & Auto Parts)
4,820,059
       60   Nissen Co., Ltd.
               (Retail)
500
  523,000   Onward Kashiyama & Co., Ltd.
               (Textiles & Apparel)
7,296,714
  311,000   Sony Corp.
               (Appliances & Household Durables)
18,638,442
  385,000   Toyota Motor Corp.
               (Automobiles & Auto Parts)
9,087,439
  140,600   World Co., Ltd.
               (Textiles & Apparel)
5,860,132
                                                   ---------
----

145,155,644
------------------------------------------------------------
Malaysia--9.6%
4,608,000   Berjaya Capital Berhad
               (Insurance)
4,468,474
4,682,000   IJM Corporation Berhad
               (Construction)
10,192,361
4,565,500   Kuala Lumpur Kepong Berhad
               (Misc. Materials & Commodities)
11,474,738
9,115,000   Renong Berhad
               (Multi-Industry)
14,358,876
1,134,000   Resorts World Berhad
               (Leisure & Tourism)
6,508,213
                                                   ---------
----

47,002,662
------------------------------------------------------------
The Philippines--1.0%
  900,000   C & P Homes, Inc.
               (Property Development)
410,959
4,897,800   Filinvest Land, Inc.
               (Property Development)
1,658,692
13,129,600  Solid Group, Inc.(a)
               (Electrical Equipment)
2,697,863
                                                   ---------
----

4,767,514
Singapore--8.7%
1,069,000   City Developments, Ltd.
               (Property Development)              $
8,424,494
  240,750   First Capital Corp.
               (Property Development)
557,221
2,661,000   Hong Leong Finance, Ltd.
               (Financial Services)
8,123,749
2,427,000   Marco Polo Developments, Ltd.
               (Leisure & Tourism)
4,514,547
  550,600   Overseas Chinese Banking Corp., Ltd.
               (Banking)
6,293,688
  940,000   Overseas Union Bank
               (Banking)
6,406,816
1,604,750   Sembawang Maritime, Ltd.
               (Energy Equipment & Services)
4,238,317
  173,160   Singapore Finance, Ltd.
               (Financial Services)
248,337
1,537,000   Wing Tai Holdings
               (Property Development)
3,775,662
                                                   ---------
----

42,582,831
                                                   ---------
----
            Total common stocks
               (cost $407,474,285)
439,029,170
WARRANTS(a)--0.5%
------------------------------------------------------------
Malaysia--0.1%
  932,375   Renong Berhad
            expiring Nov. '00 @ MYR4.10
               (Multi-Industry)
380,109
------------------------------------------------------------
Singapore--0.4%
  190,200   Hong Leong Finance, Ltd.
            expiring Sept.'98 @ SGD3.25
               (Financial Services)
107,355
  605,600   United Overseas Bank, Ltd.
            expiring June '97 @ SGD3.34
               (Banking)
2,149,805
                                                   ---------
----

2,257,160
                                                   ---------
----
            Total warrants
               (cost $2,938,339)
2,637,269
                                                   ---------
----

------------------------------------------------------------
--------------------
-----4                                       See Notes to
Financial Statements.

PRUDENTIAL PACIFIC GROWTH FUND, INC.
Portfolio of Investments as of October 31, 1996
------------------------------------------------------------

Principal
Amount
(000)       Description                     Value (Note 1)
------------------------------------------------------------
CONVERTIBLE BOND--0.6%
------------------------------------------------------------
The Philippines--0.6%
   $2,970   Filinvest Capital Cayman Islands,
               Ltd.
            3.75%, 2/1/02
               (Property Development)
               (cost $2,972,700)                   $
2,925,450
CONVERTIBLE LOAN STOCK--0.1%
Shares
------------------------------------------------------------
Singapore--0.1%
  631,000   Sembawang Maritime, Ltd.
               (Energy Equipment & Services)
               (cost $402,347)
551,033
------------------------------------------------------------
Total Investments--90.7%
            (cost $413,787,671; Note 4)
445,142,922
            Other assets in excess of
               liabilities--9.3%
45,404,745
                                                   ---------
----
            Net Assets--100%                       $
490,547,667
                                                   ---------
----
                                                   ---------
----

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
5 -----

Statement of Assets and Liabilities         PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Assets
October 31, 1996
Investments, at value (cost
$413,787,671)...............................................
 ..................        $445,142,922
Foreign currency, at value (cost
$5,462,957).................................................
 .............           5,472,281
Receivable for Fund shares
sold........................................................
 ...................          49,720,420
Dividends and interest
receivable..................................................
 .......................           1,063,865
Receivable for investments
sold........................................................
 ...................             444,856
Deferred expenses and other
assets......................................................
 ..................              42,012

----------------
   Total
assets......................................................
 .....................................         501,886,356

----------------
Liabilities
Bank
overdraft...................................................
 .........................................
8,229,150
Payable for Fund shares
reacquired..................................................
 ......................           1,630,173
Accrued expenses and other
liabilities.................................................
 ...................             488,500
Distribution fees
payable.....................................................
 ............................             302,269
Management fee
payable.....................................................
 ...............................             295,119
Payable for investments
purchased...................................................
 ......................             273,835
Withholding taxes
payable.....................................................
 ............................             119,643

----------------
   Total
liabilities.................................................
 .....................................          11,338,689

----------------
Net
Assets......................................................
 ..........................................
$490,547,667

----------------

----------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ..........................        $     31,569
   Paid-in capital in excess of
par.........................................................
 ..............         448,970,212

----------------

449,001,781
   Accumulated net realized gains on investments and foreign
currency transactions........................
10,192,578
   Net unrealized appreciation on investments and foreign
currencies......................................
31,353,308

----------------
Net assets, October 31,
1996........................................................
 ......................        $490,547,667

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($113,584,733 / 7,160,434 shares of common stock
issued and outstanding)............................
$15.86
   Maximum sales charge (5.00% of offering
price)......................................................
 ...                 .83

----------------
   Maximum offering price to
public......................................................
 .................              $16.69

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($327,315,059 / 21,259,940 shares of common stock
issued and outstanding)...........................
$15.40

----------------

----------------
Class C:
   Net asset value, offering price and redemption price per
share
      ($12,360,064 / 802,558 shares of common stock issued
and outstanding)...............................
$15.40

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($37,287,811 / 2,346,031 shares of common stock issued
and outstanding).............................
$15.89

----------------

----------------

------------------------------------------------------------
--------------------
-----6                                       See Notes to
Financial Statements.

PRUDENTIAL PACIFIC GROWTH FUND, INC.
Statement of Operations
------------------------------------------------------------

                                                 Year Ended
Net Investment Income                         October 31,
1996
Income
   Dividends (net of foreign withholding
      taxes of $739,922)...................     $  7,795,122
   Interest (net of foreign withholding
      taxes of $840).......................          654,062
                                              --------------
--
      Total income.........................        8,449,184
                                              --------------
--
Expenses
   Management fee..........................        3,692,994
   Distribution fee--Class A...............          265,371
   Distribution fee--Class B...............        3,575,481
   Distribution fee--Class C...............           64,016
   Transfer agent's fees and expenses......          889,000
   Custodian's fees and expenses...........          370,000
   Reports to shareholders.................          250,000
   Registration fees.......................          131,000
   Audit fees and expenses.................           48,000
   Directors' fees.........................           42,000
   Amortization of organizational
      expense..............................           40,000
   Legal fees and expenses.................           20,000
   Miscellaneous...........................           23,705
                                              --------------
--
      Total expenses.......................        9,411,567
                                              --------------
--
Net investment loss........................
(962,383)
                                              --------------
--
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions
Net realized gain on:
   Investment transactions (net of Thailand
      capital gains taxes of $6,359).......       28,262,057
   Foreign currency transactions...........        7,036,241
                                              --------------
--
                                                  35,298,298
                                              --------------
--
Net change in unrealized appreciation on:
   Investments (net of deferred Thailand
      capital gains tax $26,771)...........
(10,053,777)
   Foreign currencies......................
(7,868,187)
                                              --------------
--

(17,921,964)
                                              --------------
--
Net gain on investments and foreign
   currencies..............................       17,376,334
                                              --------------
--
Net Increase in Net Assets
Resulting from Operations..................     $ 16,413,951
                                              --------------
--
                                              --------------
--

PRUDENTIAL PACIFIC GROWTH FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------------------

Increase (Decrease)                  Year Ended October 31,
in Net Assets                       1996                1995
Operations
   Net investment loss.......  $      (962,383)   $
(1,766,039)
   Net realized gain (loss)
      on investment and
      foreign currency
      transactions...........       35,298,298
(14,948,681)
   Net change in unrealized
      appreciation on
      investments and foreign
      currencies.............      (17,921,964)
(17,348,093)
                               ---------------    ----------
------
   Net increase (decrease) in
      net assets resulting
      from operations........       16,413,951
(34,062,813)
                               ---------------    ----------
------
Net equalization credits.....               --
5,303
                               ---------------    ----------
------
Distributions in excess of
   net investment income
   Class A...................       (1,382,063)
--
   Class B...................       (4,236,951)
--
   Class C...................          (58,010)
--
   Class Z...................           (3,873)
--
                               ---------------    ----------
------
                                    (5,680,897)
--
                               ---------------    ----------
------
Distributions from net
   realized gains
   Class A...................               --
(575,474)
   Class B...................               --
(2,780,214)
   Class C...................               --
(5,693)
                               ---------------    ----------
------
                                            --
(3,361,381)
                               ---------------    ----------
------
Fund share transactions (net
   of share conversions)
   (Note 5)
   Net proceeds from shares
      sold...................    2,354,962,543
1,087,055,048
   Net asset value of shares
      issued in reinvestment
      of distributions.......        5,385,091
3,169,310
   Cost of shares
      reacquired.............   (2,326,287,193)
(1,166,639,139)
                               ---------------    ----------
------
   Net increase (decrease) in
      net assets from Fund
      share transactions.....       34,060,441
(76,414,781)
                               ---------------    ----------
------
Total increase (decrease)....       44,793,495
(113,833,672)
Net Assets
Beginning of year............      445,754,172
559,587,844
                               ---------------    ----------
------
End of year..................  $   490,547,667    $
445,754,172
                               ---------------    ----------
------
                               ---------------    ----------
------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.
7 -----

Notes to Financial Statements               PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------
Prudential Pacific Growth Fund, Inc. (the ``Fund'') is
registered under the
Investment Company Act of 1940 as a diversified, open-end
management investment
company. The Fund was incorporated in Maryland on August 14,
1991 and had no
operations other than the issuance of 5,000 shares each of
Class A and Class B
common stock for $100,000 on May 6, 1992 to Prudential
Mutual Fund Management
LLC (``PMF''). The Fund commenced investment operations on
July 24, 1992. The
investment objective of the Fund is to seek long-term
capital growth by
investing primarily in common stocks, common stock
equivalents and other
securities of companies doing business in or domiciled in
the Pacific Basin
region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: Securities traded on an exchange
(whether domestic or
foreign) are valued at the last reported sales price on the primary exchange on which they are traded. Securities traded in the over-the-counter market
(including securities listed on exchanges for which a last sales price is not available) are valued at the average of the last reported bid and asked prices.
Any securities or other assets for which current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing rates of exchange;

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year.
Similarly, the Fund
does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the fiscal year. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

Net realized gains on foreign currency transactions of $7,036,241 represent net foreign exchange gains from forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest, dividends and foreign taxes recorded on the Fund's books and the U.S.
dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal year end exchange rates are reflected as a component of unrealized appreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to
purchase or sell a foreign currency at a future date at a
negotiated forward
rate. The Fund enters into forward currency contracts in
order to hedge its
exposure to changes in foreign currency exchange rates on
its foreign portfolio
holdings or on specific receivables and payables denominated in a foreign
currency. The contracts are valued daily at current exchange rates and any
unrealized gain or loss is included in net unrealized
appreciation or
depreciation on investments. Gain or loss is realized on the settlement date of
the contract equal to the difference between the settlement
value of the
original and renegotiated forward contracts. This gain or
loss, if any, is
included in net realized gain (loss) on foreign
------------------------------------------------------------
--------------------
8

Notes to Financial Statements               PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------
currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. There were no forward currency contracts outstanding at October 31,
1996.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses from investment and foreign currency transactions are calculated on the identified cost basis.
Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss, other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles due to timing differences concerning recognition of income.

Taxes: It is the Fund's policy to meet the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Deferred Organization Expenses: Approximately $200,000 of organization and initial registration costs have been deferred and are being amortized over the period of benefit not to exceed 60 months from the date the Fund commenced investment operations.

Equalization: Effective November 1, 1995, the Fund discontinued the accounting practice of equalization. Equalization is a practice whereby a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. The balance of $5,303 of undistributed net investment income at October
31, 1995, resulting from equalization was transferred to paid-in capital in excess of par. Such reclassification has no effect on net assets, results of operations, or net asset value per share.

Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with the
American Institute of
Certified Public Accountants' Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to increase undistributed net investment
income by $970,112,
increase paid-in capital in excess of par by $4,863,161 and
decrease accumulated
net realized gains by $5,833,273 for differences in the
treatment for book and
tax purposes of certain transactions involving foreign
securities, currencies
and withholding taxes. Net investment income, net realized
gains and net assets
were not affected by this change.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with PMF. Pursuant to this agreement, PMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PMF has entered into a subadvisory agreement with The Prudential Investment Corporation
(``PIC''); PIC furnishes
investment advisory services in connection with the management of the Fund. PMF pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The
Fund bears all other costs and expenses.

The management fee paid PMF is computed daily and payable monthly at an annual rate of .75 of 1% of the average daily net assets of the Fund.

The Fund had a distribution agreement with Prudential Mutual
Fund Distributors,
Inc. (``PMFD''), which acted as the distributor of the Class
A shares of the
Fund through January 1, 1996. Effective January 2, 1996
Prudential Securities
Incorporated (``PSI'') became the distributor of the Class A shares of the Fund
and is serving the Fund under the same terms and conditions
as under the
arrangement with PMFD. PSI is also distributor of the Class
B, Class C and Class
Z shares of the Fund. The Fund compensated PMFD and PSI for
distributing and
servicing the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the ``Class A, B and C Plans''), regardless
of expenses actually
incurred by them. The distribution fees are accrued daily
and payable monthly.
------------------------------------------------------------
--------------------

Notes to Financial Statements               PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------
Pursuant to the Class A, B and C Plans, the Fund compensates PSI, and PMFD for the period November 1, 1995 through January 1, 1996 with respect to Class A shares, for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A, Class B and Class C Plans were
 .25%, 1% and 1%, respectively, of the average daily net assets of the Class A,
Class B and Class C shares for the year ended October 31, 1996.

PMFD has advised the Fund that it has received approximately
$363,000 in
front-end sales charges resulting from sales of Class A shares during the year ended October 31, 1996. From these fees, PMFD and PSI paid such sales charges to
Pruco Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the year ended October 31,
1996, it received
approximately $1,167,000 and $6,000 in contingent deferred
sales charges imposed
upon certain redemptions by Class B and Class C
shareholders, respectively.
PMFD is a wholly-owned subsidiary of PMF; PSI, PMF and PIC
are (indirect)
wholly-owned subsidiaries of The Prudential Insurance
Company of America
(``Prudential'').
------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services, Inc. (``PMFS''), a wholly owned subsidiary of
PMF, serves as the Fund's transfer agent. During the year ended October 31,
1996, the Fund incurred fees of approximately $753,000 for the services of PMFS.
As of October 31, 1996, approximately $60,000 of such fees were due to PMFS.
Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to non-affiliates.

For the year ended October 31, 1996, PSI earned aproximately
$85,700 in
brokerage commissions from portfolio transactions executed on behalf of the
Fund.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended October 31, 1996 were $423,958,631 and $430,325,749, respectively.

The United States federal income tax basis of the Fund's investments at October
31, 1996 was $415,028,626 and accordingly, net unrealized appreciation for federal income tax purposes was $30,114,296 (gross unrealized appreciation--$52,019,585; gross unrealized depreciation--
$21,905,289).

For federal income tax purposes, the Fund utilized its
capital loss carryforward
of approximately $17,227,000 to partially offset the Fund's
net taxable gains
realized and recognized in the year ended October 31, 1996.
------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective March 1, 1996 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized 2 billion shares of common stock at
$.001 par value per
share divided into four classes, designated Class A, Class
B, Class C and Class
Z common stock each consisting of 500 million authorized
shares. Of the
31,568,963 shares of common stock issued and outstanding at
October 31, 1996,
PMF owned 5,000 Class A shares and 5,000 Class B shares.
------------------------------------------------------------
--------------------
10

Notes to Financial Statements               PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------
Transactions in shares of common stock for the years ended
October 31, 1996 and
1995 were as follows:

Class A                              Shares           Amount
---------------------------------  -----------    ----------
-----
Year ended October 31, 1996:
Shares sold......................   72,006,368    $
1,167,807,248
Shares issued in reinvestment of
  distributions..................       81,750
1,304,673
Shares reacquired................  (69,901,383)
(1,140,331,551)
                                   -----------    ----------
-----
Net increase in shares
  outstanding before
  conversion.....................    2,186,735
28,780,370
Shares issued upon conversion
  from Class B...................      414,180
6,572,012
Shares reacquired upon conversion
  into Class Z...................   (1,727,041)
(28,514,067)
                                   -----------    ----------
-----
Net increase in shares
  outstanding....................      873,874    $
6,838,315
                                   -----------    ----------
-----
                                   -----------    ----------
-----
Year ended October 31, 1995:
Shares sold......................   38,906,170    $
589,161,551
Shares issued in reinvestment of
  distributions..................       36,104
541,915
Shares reacquired................  (39,986,485)
(609,434,118)
                                   -----------    ----------
-----
Net decrease in shares
  outstanding before
  conversion.....................   (1,044,211)
(19,730,652)
Shares issued upon conversion
  from Class B...................    1,476,233
20,877,944
                                   -----------    ----------
-----
Net increase in shares
  outstanding....................      432,022    $
1,147,292
                                   -----------    ----------
-----
                                   -----------    ----------
-----
Class B
---------------------------------
Year ended October 31, 1996:
Shares sold......................   53,304,965    $
842,080,515
Shares issued in reinvestment of
  distributions..................      258,053
4,020,465
Shares reacquired................  (54,287,368)
(859,471,344)
                                   -----------    ----------
-----
Net decrease in shares
  outstanding before
  conversion.....................     (724,350)
(13,370,364)
Shares reacquired upon conversion
  into Class A...................     (402,952)
(6,572,012)
                                   -----------    ----------
-----
Net decrease in shares
  outstanding....................   (1,127,302)   $
(19,942,376)
                                   -----------    ----------
-----
                                   -----------    ----------
-----
Year ended October 31, 1995:
Shares sold......................   29,316,819    $
437,515,082
Shares issued in reinvestment of
  distributions..................      177,755
2,621,884
Shares reacquired................  (33,274,969)
(498,258,260)
                                   -----------    ----------
-----
Net decrease in shares
  outstanding before
  conversion.....................   (3,780,395)
(58,121,294)
Shares reacquired upon conversion
  into Class A...................   (1,504,465)
(20,877,944)
                                   -----------    ----------
-----
Net decrease in shares
  outstanding....................   (5,284,860)   $
(78,999,238)
                                   -----------    ----------
-----
                                   -----------    ----------
-----
Class C                              Shares           Amount
---------------------------------  -----------    ----------
-----
Year ended October 31, 1996:
Shares sold......................   17,074,079    $
268,732,474
Shares issued in reinvestment of
  distributions..................        3,599
56,081
Shares reacquired................  (16,433,961)
(259,854,693)
                                   -----------    ----------
-----
Net increase in shares
  outstanding....................      643,717    $
8,933,862
                                   -----------    ----------
-----
                                   -----------    ----------
-----
Year ended October 31, 1995:
Shares sold......................    4,052,224    $
60,378,415
Shares issued in reinvestment of
  distributions..................          373
5,511
Shares reacquired................   (3,936,941)
(58,946,761)
                                   -----------    ----------
-----
Net increase in shares
  outstanding....................      115,656    $
1,437,165
                                   -----------    ----------
-----
                                   -----------    ----------
-----
Class Z
---------------------------------
March 1, 1996(a) through
  October 31, 1996
Shares sold......................    4,714,608    $
76,342,306
Shares issued in reinvestment of
  distributions..................          228
3,872
Shares reacquired................   (4,095,846)
(66,629,605)
                                   -----------    ----------
-----
Net increase in shares
  outstanding before
  conversion.....................      618,990
9,716,573
Shares issued upon conversion
  from Class A...................    1,727,041
28,514,067
                                   -----------    ----------
-----
Net increase in shares
  outstanding....................    2,346,031    $
38,230,640
                                   -----------    ----------
-----
                                   -----------    ----------
-----

---------------
(a) Commencement of offering of Class Z shares.
------------------------------------------------------------
Note 6. Distributions

On December 10, 1996 the Board of Directors of the Fund
declared a distribution
from long-term capital gains to Class A, B, C and Z
shareholders of $.348 per
share, payable on December 19, 1996 to shareholders of
record on December 16,
1996.
------------------------------------------------------------
--------------------

Financial Highlights                        PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                            ----------------
---------------------------------------------

July 24,

1992(a)
                                                       Year
Ended October 31,                   Through
                                            ----------------
-----------------------------     October 31,
                                            1996(c)
1995(c)      1994(c)     1993(c)        1992
                                            --------     ---
-----     -------     -------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  15.75     $
16.90     $ 16.10     $ 10.65       $ 10.00
                                            --------     ---
-----     -------     -------     -----------
Income from investment operations
Net investment income (loss)............         .07
 .04        (.08)       (.01)         (.02)
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions.........................         .23
(1.09)       1.15        5.48           .67
                                            --------     ---
-----     -------     -------     -----------
   Total from investment operations.....         .30
(1.05)       1.07        5.47           .65
                                            --------     ---
-----     -------     -------     -----------
Less distributions
Distributions in excess of net
   investment income....................        (.19)
--        (.06)       (.02)           --
Distributions from net realized gains...          --
(.10)       (.21)         --            --
                                            --------     ---
-----     -------     -------     -----------
   Total distributions..................        (.19)
(.10)       (.27)       (.02)           --
                                            --------     ---
-----     -------     -------     -----------
Net asset value, end of period..........    $  15.86     $
15.75     $ 16.90     $ 16.10       $ 10.65
                                            --------     ---
-----     -------     -------     -----------
                                            --------     ---
-----     -------     -------     -----------
TOTAL RETURN(d).........................        1.97%
(6.23)%      6.67%      51.39%         6.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $113,585     $
98,998     $98,921     $64,353       $13,918
Average net assets (000)................    $106,148
$101,920     $92,233     $26,264       $12,884
Ratios to average net assets:
   Expenses, including distribution
      fees..............................        1.37%
1.46%       1.57%       1.63%         2.72%(b)
   Expenses, excluding distribution
      fees..............................        1.12%
1.21%       1.33%       1.43%         2.52%(b)
   Net investment income (loss).........         .44%
 .26%       (.50)%      (.04)%        (.75)%(b)
For Class A, B, C and Z shares:
   Portfolio turnover...................          91%
54%         56%         44%            0%
   Average commission rate paid per
      share                                 $  .0209
N/A         N/A         N/A           N/A

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Calculated based upon weighted average shares
outstanding during the period.
(d) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
------------------------------------------------------------
--------------------
-----12                                       See Notes to
Financial Statements.

Financial Highlights                        PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------

Class B                                  Class C
                                            ----------------
------------------------------------------------     -------
---

July 24,

1992(a)       Year Ended

Year Ended October 31,                    Through
October
                                            ----------------
--------------------------------     October 31,         31,
                                            1996(c)
1995(c)      1994(c)      1993(c)         1992
1996(c)
                                            --------      --
------     --------     --------     -----------     -------
---
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $  15.38      $
16.62     $  15.94     $  10.63       $ 10.00        $
15.38
                                            --------      --
------     --------     --------     -----------     -------
---
Income from investment operations
Net investment income (loss)............        (.04)
(.08)        (.21)        (.10)         (.04)
(.04)
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions.........................         .25
(1.06)        1.13         5.43           .67
 .25
                                            --------      --
------     --------     --------     -----------     -------
---
   Total from investment operations.....         .21
(1.14)         .92         5.33           .63
 .21
                                            --------      --
------     --------     --------     -----------     -------
---
Less distributions
Distributions in excess of net
   investment income....................        (.19)
--         (.03)        (.02)           --            (.19)
Distributions from net realized gains...          --
(.10)        (.21)          --            --              --
                                            --------      --
------     --------     --------     -----------     -------
---
   Total distributions..................        (.19)
(.10)        (.24)        (.02)           --
(.19)
                                            --------      --
------     --------     --------     -----------     -------
---
Net asset value, end of period..........    $  15.40      $
15.38     $  16.62     $  15.94       $ 10.63        $
15.40
                                            --------      --
------     --------     --------     -----------     -------
---
                                            --------      --
------     --------     --------     -----------     -------
---
TOTAL RETURN(d).........................        1.36%
(6.82)%       5.79%       50.17%         6.30%
1.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $327,315
$344,313     $459,949     $250,997       $20,050        $
12,360
Average net assets (000)................    $357,548
$368,771     $404,506     $ 74,590       $16,025        $
6,402
Ratios to average net assets:
   Expenses, including distribution
      fees..............................        2.12%
2.21%        2.33%        2.37%         3.52%(b)
2.12%
   Expenses, excluding distribution
      fees..............................        1.12%
1.21%        1.33%        1.37%         2.52%(b)
1.12%
   Net investment income (loss).........        (.25)%
(.55)%      (1.27)%       (.83)%       (1.55)%(b)
(.25)%


Class Z

-----------

August 1,       March 1,
                                         Year Ended
1994(e)         1996(f)
                                           October
Through         Through
                                             31,
October 31,     October 31,
                                            1995(c)
1994(c)         1996(c)
                                          -----------     --
---------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....    $ 16.62
$ 16.68         $ 16.57
                                              -----
-----       -----------

Income from investment operations
Net investment income (loss)............       (.08)
(.06)            .11
Net realized and unrealized gain (loss)
   on investment and foreign currency
   transactions.........................      (1.06)
--            (.79)
                                              -----
-----       -----------

   Total from investment operations.....      (1.14)
(.06)           (.68)
                                              -----
-----       -----------

Less distributions
Distributions in excess of net
   investment income....................         --
--              --
Distributions from net realized gains...       (.10)
--              --
                                              -----
-----       -----------

   Total distributions..................       (.10)
--              --
                                              -----
-----       -----------

Net asset value, end of period..........    $ 15.38
$ 16.62         $ 15.89
                                              -----
-----       -----------
                                              -----
-----       -----------

TOTAL RETURN(d).........................      (6.82)%
(.36)%         (4.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).........    $ 2,443
$   718         $37,288
Average net assets (000)................    $ 1,624
$   458         $33,868
Ratios to average net assets:
   Expenses, including distribution
      fees..............................       2.21%
3.00%(b)        1.12%(b)
   Expenses, excluding distribution
      fees..............................       1.21%
2.00%(b)        1.12%(b)
   Net investment income (loss).........       (.43)%
(1.64)%(b)        .68%(b)

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Calculated based upon weighted average shares
outstanding during the period.
(d) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(e) Commencement of offering of Class C shares.
(f) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.
13-----

Independent Auditors' Report                PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------
The Shareholders and Board of Directors
Prudential Pacific Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prudential Pacific Growth
Fund, Inc., as of
October 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period July 24, 1992 (commencement of investment operations) to October
31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of
October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prudential Pacific
Growth Fund, Inc. as of October 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
New York, New York
December 12, 1996


Federal Income Tax Information              PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you within 60 days of the
Fund's fiscal year end (October 31, 1996) as to the federal income tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended October 31, 1996, the Fund paid distributions from foreign currency gains which are taxable as ordinary income.

We wish to advise you that the corporate dividends received deduction for the
Fund is zero. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

In January 1997 you will be advised on IRS Form 1099-DIV, or substitute Form
1099, as to the federal tax status of the distributions
received by you in
calendar 1996.
------------------------------------------------------------
--------------------
-----14

Supplemental Proxy Information              PRUDENTIAL
PACIFIC GROWTH FUND, INC.
------------------------------------------------------------
--------------------
   The Annual Meeting of Shareholders of the Prudential
Pacific Growth Fund,
Inc. (the ``Fund'') was held on Wednesday, October 30, 1996 at the offices of
Prudential Securities Incorporated, One Seaport Plaza, New York, New York. The meeting was held for the following purposes:

(1) To elect Directors as follows: Edward D. Beach, Stephen
C. Eyre, Delayne D.
    Gold, Robert F. Gunia, Don G. Hoff, Robert E. LaBlanc,
Mendel A. Melzer,
    Richard A. Redeker, Robin B. Smith, Stephen Stoneburn, and Nancy H. Teeters.

(2) To approve the proposed elimination of the Fund's fundamental investment restriction relating to investment in securities of unseasoned issuers.

(3) To ratify the selection of Deloitte & Touche LLP as independent public accountants for the fiscal year ending October 31, 1997.
    The results of the proxy solicitation on the above matters were as follows:

Director/Matter
Votes for                   Votes against
Abstentions
                                                          --
--------------               -------------               ---
--------
(1) Edward D. Beach
14,271,976                          --
762,849
   Stephen C. Eyre
14,273,250                          --
761,575
   Delayne D. Gold
14,282,758                          --
752,067
   Robert F. Gunia
14,299,153                          --
735,672
   Don G. Hoff
14,297,388                          --
737,437
   Robert E. LaBlanc
14,302,137                          --
732,688
   Mendel A. Melzer
14,290,302                          --
744,523
   Richard A. Redeker
14,290,852                          --
743,973
   Robin B. Smith
14,293,439                          --
741,386
   Stephen Stoneburn
14,300,254                          --
734,571
   Nancy H. Teeters
14,280,914                          --
753,911
(2) Elimination of Investment Restriction
10,620,075                     794,903
889,971
(3) Deloitte & Touche LLP
14,059,766                     218,238
756,821

------------------------------------------------------------
--------------------

15-----

Getting
The Most
From Your
Prudential
Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

------------------------------------------------------------
---------------
There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge -- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

------------------------------------------------------------
---------------
Keeping Up With The Joneses.
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

------------------------------------------------------------
---------------
Buy Low, Sell High.
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
-------------------------------
Prudential Pacific Growth Fund, Inc. vs. the
Morgan Stanley Capital International Pacific Index:

Class A
(GRAPH)

Class B
(GRAPH)

Class C
(GRAPH)

Class Z
(GRAPH)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The boxes on the top of the graphs are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since inception of each share class.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential Pacific
Growth Fund (Class A,
Class B, Class C and Class Z) with a similar investment in the Morgan Stanley
Capital International Pacific Index by portraying the initial account values at the commencement of operations of each class, and subsequent account values at the end of this reporting period (October 31), as measured on a quarterly basis, beginning in 1992 for Class A shares and Class B shares, 1994 for Class
C shares and 1996 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and Class C shares, assuming full redemption on October 31, 1996; (c) all recurring fees (including management fees) were deducted;
and (d) all dividends
and distributions were reinvested. Class Z shares have been in existence for less than one year and average annual total returns are not available. Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph.

The Morgan Stanley Capital International Pacific Index is a weighted index comprised of approximately 416 companies listed in the stock markets of Japan,
Hong Kong, Singapore/Malaysia, Australia and New Zealand. The Pacific Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Pacific Index may differ substantially from the securities in the Fund. The Pacific Index is not the only index that may be used to characterize performance of stock funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

(LOGO)

Directors
Edward D. Beach
Stephen C. Eyre
Delayne D. Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Eugene S. Stark, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Ellyn C. Vogin, Assistant Secretary

Manager
Prudential Mutual Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services, Inc.
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY  10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743941106      MF157E
743941205      Cat. #444566S
743941304
743941403